Stock-Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 15, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expenses		$ 120,517	$ 3,682	$ 3,099
Income tax benefit stock based compensation expenses		6,300	0	0
Unvested stock compensation not recognised		$ 25,400
Unvested stock awards weighted average remaining period of recognition		3 years 1 month 6 days
Exercise of vested stock options		$ 41
Exercise of vested stock options (in shares)		1,800
Percentage of stock options released from the lock in requirements	26.40%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of vested stock options		$ 100
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement incremental compensation		103,400
Stock based compensation expenses		120,500	$ 3,300	$ 2,500
Selling, General and Administrative Expenses [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement incremental compensation		103,400
Share based compensation by share based payment arrangement accelarated vesting incremental compensation		$ 43,100
2020 Omnibus Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorised under share based compensation plan		15,852,319
Common stock shares reserved for future issuance		5,040,776
Stock based compensation period of expiry of stock options		10 years
2020 Omnibus Incentive Compensation Plan [Member] | Service Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment lock in description		180-day